Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Loss Before Income Taxes	The components of loss before income taxes were as follows:

	As of December 31,
	2018	2017
	(in thousands)
U.S.	$(8,503)	$(26,275)
Foreign	(140)	(140)

Total	$(8,643)	$(26,415)

Schedule of Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Federal Income Tax Rate

A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	As of December 31,
	2018	2017
Federal income tax (benefit) at statutory rate	21.1%	33.7%
(Increase) decrease income tax benefit resulting from:
State income tax benefit, net of federal benefit	22.5%	0.0%
Permanent differences	54.4%	(2.6)%
Net Operating Loss Limitation	0.0%	0.0%
Federal Tax Rate change	0%	(47.2)%
R&D Credit Limitation	0.9%	0.0%
Change in valuation allowance	(98.5)%	14.6%
Other	-0.4%	1.5%

Income tax expense (benefit)	0.0%	0.0%

Components of Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$24,941	$18,540
Depreciation and amortization	4,878	4,121
Accrued expenses	141	1,484
Capitalized start-up costs	9,143	7,942
R&D credits	312	243
Other	1,155	808
Deferred tax assets before valuation allowance	40,570	33,138
Valuation allowance	(40,570)	(33,138)

	—	—
Deferred tax liabilities
IPR&D	—	—
Change in accounting method	—	—

Net deferred tax assets	$—	$—

Summary of Changes In Unrecognized Tax Benefits

The changes in the Company’s unrecognized tax benefits are summarized as follows:

	As of December 31,
	2018	2017
	(in thousands)
Unrecognized tax benefit, beginning of year	$303	$562
Increase (decrease) related to current year positions	—	(123)
Federal rate revision	—	(136)
Unrecognized tax benefit, end of year	$303	$303